Investments	12 Months Ended
Dec. 31, 2013
Investments disclosure
Investments disclsoure [Text Block]

3. INVESTMENTS

Fixed Maturities

        The amortized cost and fair value of investments in fixed maturities classified as available for sale were as follows:

		Gross Unrealized
	Amortized Cost			Fair Value
(at December 31, 2013, in millions)		Gains	Losses
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$2,288	$39	$12	$2,315
Obligations of states, municipalities and political subdivisions:
Pre-refunded	9,074	445	1	9,518
All other	25,414	991	361	26,044

Total obligations of states, municipalities and political subdivisions	34,488	1,436	362	35,562
Debt securities issued by foreign governments	2,552	33	8	2,577
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	2,263	179	18	2,424
All other corporate bonds	20,472	767	299	20,940
Redeemable preferred stock	133	6	1	138

Total	$62,196	$2,460	$700	$63,956

		Gross Unrealized
	Amortized Cost			Fair Value
(at December 31, 2012, in millions)		Gains	Losses
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$2,148	$75	$1	$2,222
Obligations of states, municipalities and political subdivisions:
Pre-refunded	8,458	567	—	9,025
All other	27,405	2,262	11	29,656

Total obligations of states, municipalities and political subdivisions	35,863	2,829	11	38,681
Debt securities issued by foreign governments	2,185	72	—	2,257
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	2,744	255	2	2,997
All other corporate bonds	17,863	1,360	20	19,203
Redeemable preferred stock	26	7	—	33

Total	$60,829	$4,598	$34	$65,393

        The amortized cost and fair value of fixed maturities by contractual maturity follow. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(at December 31, 2013, in millions)	Amortized Cost	Fair Value
Due in one year or less	$8,386	$8,525
Due after 1 year through 5 years	20,359	21,407
Due after 5 years through 10 years	17,225	17,579
Due after 10 years	13,963	14,021

	59,933	61,532
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	2,263	2,424

Total	$62,196	$63,956

        Pre-refunded bonds of $9.52 billion and $9.03 billion at December 31, 2013 and 2012, respectively, were bonds for which states or municipalities have established irrevocable trusts, almost exclusively comprised of U.S. Treasury securities, which were created to satisfy their responsibility for payments of principal and interest.

        The Company's fixed maturity investment portfolio at December 31, 2013 and 2012 included $2.42 billion and $3.00 billion, respectively, of residential mortgage-backed securities, which include pass-through securities and collateralized mortgage obligations (CMO). Included in the totals at December 31, 2013 and 2012 were $1.06 billion and $1.44 billion, respectively, of GNMA, FNMA and FHLMC (excluding FHA project loans) guaranteed residential mortgage-backed pass-through securities classified as available for sale. Also included in those totals were residential CMOs classified as available for sale with a fair value of $1.36 billion and $1.56 billion, respectively. Approximately 42% and 43% of the Company's CMO holdings were guaranteed by or fully collateralized by securities issued by GNMA, FNMA or FHLMC at December 31, 2013 and 2012, respectively. The average credit rating of the $790 million and $893 million of non-guaranteed CMO holdings at December 31, 2013 and 2012, respectively, was "Ba3" and "B2," respectively. The average credit rating of all of the above securities was "A1" at both December 31, 2013 and 2012.

        At December 31, 2013 and 2012, the Company held commercial mortgage-backed securities (CMBS, including FHA project loans) of $475 million and $453 million, respectively, which are included in "All other corporate bonds" in the tables above. At December 31, 2013 and 2012, approximately $59 million and $64 million of these securities, respectively, or the loans backing such securities, contained guarantees by the U.S. government or a government-sponsored enterprise, and $7 million and $4 million at December 31, 2013 and 2012, respectively, were comprised of Canadian non-guaranteed securities. The average credit rating of the $416 million and $389 million of non-guaranteed securities at December 31, 2013 and 2012, respectively, was "Aaa" at both dates. The CMBS portfolio is supported by loans that are diversified across economic sectors and geographical areas. The average credit rating of the CMBS portfolio was "Aaa" at both December 31, 2013 and 2012.

        At December 31, 2013 and 2012, the Company had $131 million and $403 million, respectively, of securities on loan as part of a tri-party lending agreement.

        Proceeds from sales of fixed maturities classified as available for sale were $1.64 billion, $1.09 billion and $1.16 billion in 2013, 2012 and 2011, respectively. Gross gains of $66 million, $70 million and $63 million and gross losses of $25 million, $9 million and $10 million were realized on sales and other fixed maturity-related transactions (excluding impairments) in 2013, 2012 and 2011, respectively.

        At December 31, 2013 and 2012, the Company's insurance subsidiaries had $4.77 billion and $4.94 billion, respectively, of securities on deposit at financial institutions in certain states pursuant to the respective states' insurance regulatory requirements. Funds deposited with third parties to be used as collateral to secure various liabilities on behalf of insureds, cedants and other creditors had a fair value of $59 million and $68 million at December 31, 2013 and 2012, respectively. Other investments pledged as collateral securing outstanding letters of credit had a fair value of $42 million and $56 million at December 31, 2013 and 2012, respectively. In addition, the Company utilized a Lloyd's trust deposit at December 31, 2013, whereby owned securities with a fair value of approximately $181 million held by an insurance subsidiary were pledged into a Lloyd's trust account to support capital requirements for the Company's operations at Lloyd's.

Equity Securities

        The cost and fair value of investments in equity securities were as follows:

		Gross Unrealized
				Fair Value
(at December 31, 2013, in millions)	Cost	Gains	Losses
Common stock	$385	$226	$1	$610
Non-redeemable preferred stock	301	34	2	333

Total	$686	$260	$3	$943

		Gross Unrealized
				Fair Value
(at December 31, 2012, in millions)	Cost	Gains	Losses
Common stock	$366	$148	$4	$510
Non-redeemable preferred stock	96	39	—	135

Total	$462	$187	$4	$645

        Proceeds from sales of equity securities were $86 million, $37 million and $135 million in 2013, 2012 and 2011, respectively. Gross gains of $16 million, $8 million and $48 million and gross losses of $1 million, less than $1 million and $2 million were realized on those sales (excluding impairments) in 2013, 2012 and 2011, respectively.

Real Estate

        The Company's real estate investments include warehouses, office buildings and other commercial land and properties that are directly owned. The Company negotiates commercial leases with individual tenants through unrelated, licensed real estate brokers. Negotiated terms and conditions include, among others, rental rates, length of lease period and improvements to the premises to be provided by the landlord.

        Proceeds from the sale of real estate investments were $18 million and $53 million in 2013 and 2012, respectively. Gross gains of $7 million and $19 million were realized on those sales in 2013 and 2012, respectively, and there were no gross losses. In 2011, there were no sales of real estate investments. The Company had no real estate held for sale at December 31, 2013 and 2012. Accumulated depreciation on real estate held for investment purposes was $264 million and $242 million at December 31, 2013 and 2012, respectively.

        Future minimum rental income on operating leases relating to the Company's real estate properties is expected to be $84 million, $75 million, $58 million, $41 million and $30 million for 2014, 2015, 2016, 2017 and 2018, respectively, and $48 million for 2019 and thereafter.

Short-term Securities

        The Company's short-term securities consist of Aaa-rated registered money market funds, U.S. Treasury securities, high-quality commercial paper (primarily A1/P1) and high-quality corporate securities purchased within a year to their maturity with a combined average of 80 days to maturity at December 31, 2013. The amortized cost of these securities, which totaled $3.88 billion and $3.48 billion at December 31, 2013 and 2012, respectively, approximated their fair value.

Variable Interest Entities

        Entities which do not have sufficient equity at risk to allow the entity to finance its activities without additional financial support or in which the equity investors, as a group, do not have the characteristic of a controlling financial interest are referred to as variable interest entities (VIE). A VIE is consolidated by the variable interest holder that is determined to have the controlling financial interest (primary beneficiary) as a result of having both the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. The Company determines whether it is the primary beneficiary of an entity subject to consolidation based on a qualitative assessment of the VIE's capital structure, contractual terms, nature of the VIE's operations and purpose and the Company's relative exposure to the related risks of the VIE on the date it becomes initially involved in the VIE. The Company reassesses its VIE determination with respect to an entity on an ongoing basis.

        The Company is a passive investor in limited partner equity interests issued by third party VIEs. These include certain of the Company's investments in private equity limited partnerships, hedge funds and real estate partnerships where the Company is not related to the general partner. These investments are generally accounted for under the equity method and reported in the Company's consolidated balance sheet as other investments unless the Company is deemed the primary beneficiary. These equity interests generally cannot be redeemed. Distributions from these investments are received by the Company as a result of liquidation of the underlying investments of the funds and/or as income distribution. The Company's maximum exposure to loss with respect to these investments is limited to the investment carrying amounts reported in the Company's consolidated balance sheet and any unfunded commitment. Neither the carrying amounts nor the unfunded commitments related to these VIEs are material.

Unrealized Investment Losses

        The following tables summarize, for all investments in an unrealized loss position at December 31, 2013 and 2012, the aggregate fair value and gross unrealized loss by length of time those securities have been continuously in an unrealized loss position. The fair value amounts reported in the tables are estimates that are prepared using the process described in note 4. The Company also relies upon estimates of several factors in its review and evaluation of individual investments, using the process described in note 1, in determining whether such investments are other-than-temporarily impaired.

	Less than 12 months		12 months or longer		Total
(at December 31, 2013, in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$433	$12	$—	$—	$433	$12
Obligations of states, municipalities and political subdivisions	4,785	298	432	64	5,217	362
Debt securities issued by foreign governments	907	8	1	—	908	8
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	542	17	21	1	563	18
All other corporate bonds	6,887	253	421	46	7,308	299
Redeemable preferred stock	82	1	—	—	82	1

Total fixed maturities	13,636	589	875	111	14,511	700

Equity securities
Common stock	53	1	—	—	53	1
Non-redeemable preferred stock	147	2	—	—	147	2

Total equity securities	200	3	—	—	200	3

Total	$13,836	$592	$875	$111	$14,711	$703

	Less than 12 months		12 months or longer		Total
(at December 31, 2012, in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$589	$1	$—	$—	$589	$1
Obligations of states, municipalities and political subdivisions	611	9	45	2	656	11
Debt securities issued by foreign governments	186	—	2	—	188	—
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	70	—	36	2	106	2
All other corporate bonds	1,097	13	89	7	1,186	20

Total fixed maturities	2,553	23	172	11	2,725	34

Equity securities
Common stock	40	4	—	—	40	4
Non-redeemable preferred stock	13	—	—	—	13	—

Total equity securities	53	4	—	—	53	4

Total	$2,606	$27	$172	$11	$2,778	$38

        The following table summarizes, for all fixed maturities and equity securities reported at fair value for which fair value is less than 80% of amortized cost at December 31, 2013, the gross unrealized investment loss by length of time those securities have continuously been in an unrealized loss position of greater than 20% of amortized cost:

	Period For Which Fair Value Is Less Than 80% of Amortized Cost
(in millions)	3 Months or Less	Greater Than 3 Months, 6 Months or Less	Greater Than 6 Months, 12 Months or Less	Greater Than 12 Months	Total
Fixed maturities
Mortgage-backed securities	$—	$—	$—	$—	$—
Other	7	3	1	3	14

Total fixed maturities	7	3	1	3	14
Equity securities	—	—	—	—	—

Total	$7	$3	$1	$3	$14

        These unrealized losses at December 31, 2013 represented less than 1% of the combined fixed maturity and equity security portfolios on a pretax basis and less than 1% of shareholders' equity on an after-tax basis.

Impairment Charges

        Impairment charges included in net realized investment gains in the consolidated statement of income were as follows:

(for the year ended December 31, in millions)	2013	2012	2011
Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$—	$—	$—
Obligations of states, municipalities and political subdivisions	—	—	—
Debt securities issued by foreign governments	—	—	—
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	2	4	13
All other corporate bonds	3	4	5
Redeemable preferred stock	—	—	—

Total fixed maturities	5	8	18

Equity securities
Common stock	5	3	6
Non-redeemable preferred stock	—	1	—

Total equity securities	5	4	6

Other investments	5	3	1

Total	$15	$15	$25

        The following tables present a roll-forward of the credit component of OTTI on fixed maturities recognized in the consolidated statement of income for which a portion of the OTTI was recognized in other comprehensive income for the years ended December 31, 2013 and 2012:

Year ended December 31, 2013 (in millions)	Cumulative OTTI Credit Losses Recognized for Securities Held, Beginning of Period	Additions for OTTI Securities Where No Credit Losses Were Previously Recognized	Additions for OTTI Securities Where Credit Losses Have Been Previously Recognized	Reductions Due to Sales/Defaults of Credit- Impaired Securities	Adjustments to Book Value of Credit- Impaired Securities due to Changes in Cash Flows	Cumulative OTTI Credit Losses Recognized for Securities Still Held, End of Period
Fixed maturities
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	$55	$—	$2	$—	$(4)	$53
All other corporate bonds	72	3	—	(7)	(3)	65

Total fixed maturities	$127	$3	$2	$(7)	$(7)	$118

Year ended December 31, 2012 (in millions)	Cumulative OTTI Credit Losses Recognized for Securities Held, Beginning of Period	Additions for OTTI Securities Where No Credit Losses Were Previously Recognized	Additions for OTTI Securities Where Credit Losses Have Been Previously Recognized	Reductions Due to Sales/Defaults of Credit- Impaired Securities	Adjustments to Book Value of Credit- Impaired Securities due to Changes in Cash Flows	Cumulative OTTI Credit Losses Recognized for Securities Still Held, End of Period
Fixed maturities
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	$54	$—	$4	$(1)	$(2)	$55
All other corporate bonds	72	—	4	—	(4)	72

Total fixed maturities	$126	$—	$8	$(1)	$(6)	$127

Concentrations and Credit Quality

        Concentrations of credit risk arise from exposure to counterparties that are engaged in similar activities and have similar economic characteristics that could cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions. The Company seeks to mitigate credit risk by actively monitoring the creditworthiness of counterparties, obtaining collateral as deemed appropriate and applying controls that include credit approvals, limits of credit exposure and other monitoring procedures.

        At December 31, 2013, other than U.S. Treasury securities, obligations of U.S. government and government agencies and authorities, and obligations of the Canadian government, the Company was not exposed to any concentration of credit risk of a single issuer greater than 5% of the Company's shareholders' equity. At December 31, 2012, other than U.S. Treasury securities and obligations of U.S. government and government agencies and authorities, the Company was not exposed to any concentration of credit risk of a single issuer greater than 5% of the Company's shareholders' equity.

        Included in fixed maturities are below investment grade securities totaling $1.93 billion and $2.05 billion at December 31, 2013 and 2012, respectively. The Company defines its below investment grade securities as those securities rated below investment grade by external rating agencies, or the equivalent by the Company when a public rating does not exist. Such securities include below investment grade bonds that are publicly traded and certain other privately issued bonds that are classified as below investment grade loans.

Net Investment Income

(for the year ended December 31, in millions)	2013	2012	2011
Gross investment income
Fixed maturities	$2,310	$2,439	$2,543
Equity securities	31	28	29
Short-term securities	11	10	12
Real estate	37	34	34
Other investments	364	414	292

Gross investment income	2,753	2,925	2,910
Investment expenses	37	36	31

Net investment income	$2,716	$2,889	$2,879

        Changes in net unrealized gains on investment securities that are included as a separate component of other comprehensive income (loss) were as follows:

(at and for the year ended December 31, in millions)	2013	2012	2011
Changes in net unrealized investment gains
Fixed maturities	$(2,804)	$326	$1,588
Equity securities	74	38	(2)
Other investments	(1)	(2)	(14)

Change in net pretax unrealized gains on investment securities	(2,731)	362	1,572
Related tax expense (benefit)	(950)	130	560

Change in net unrealized gains on investment securities	(1,781)	232	1,012
Balance, beginning of year	3,103	2,871	1,859

Balance, end of year	$1,322	$3,103	$2,871

Derivative Financial Instruments

        From time to time, the Company enters into U.S. Treasury note futures contracts to modify the effective duration of specific assets within the investment portfolio. U.S. Treasury futures contracts require a daily mark-to-market and settlement with the broker. At December 31, 2013 and 2012, the Company had $0 and $800 million notional value of open U.S. Treasury futures contracts, respectively. Net realized investment gains in 2013, 2012 and 2011 included net gains of $115 million, net losses of $14 million and net losses of $62 million, respectively, related to U.S. Treasury futures contracts.

        The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in net realized investment gains. Derivatives embedded in convertible debt securities are reported on a combined basis with their host instrument and are classified as fixed maturity securities. The Company recorded net realized investment gains of less than $1 million in 2013, net realized investment losses of less than $1 million in 2012 and net realized investment losses of $2 million in 2011 related to these embedded derivatives.